TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2010
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

7. TRADE RECEIVABLES, NET

        Trade receivables as of December 31, 2010 and 2009 comprised the following:

	December 31,
	2010	2009
Subscribers	$384,903	$323,135
Interconnect	120,948	108,376
Dealers	108,010	61,827
Roaming	224,687	159,119
Other	80,022	40,942
Allowance for doubtful accounts	(120,468)	(97,653)

Trade receivables, net	$798,102	$595,746

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Balance, beginning of year	$97,653	$69,603	$70,373
Provision for doubtful accounts	123,352	105,260	97,460
Accounts receivable written off	(99,708)	(76,622)	(84,364)
Currency translation adjustment	(829)	(588)	(13,866)

Balance, end of year	$120,468	$97,653	$69,603